Distribution Date:	03/11/22	COMM 2013-CCRE12 Mortgage Trust
Determination Date:	03/07/22
Next Distribution Date:	04/12/22
Record Date:	02/28/22	Commercial Mortgage Pass-Through Certificates
Series 2013-CCRE12
March 2022 - Servicer Revision
The distribution date statement has been revised to remove an incorrect REO date for Loan 656100156.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street | New York, NY 10005 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Additional Information	6
			1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	8		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Current Mortgage Loan and Property Stratification	9-13		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	14-15	Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	16-17		David Rodgers	(212) 230-9025
Principal Prepayment Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	22
		Controlling Class	BPC AS LLC
Specially Serviced Loan Detail - Part 2	23	Representative
Modified Loan Detail	24		-
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26-27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12591KAA3	1.295000%	61,738,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12591KAB1	2.904000%	98,472,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12591KAD7	3.765000%	225,000,000.00	207,208,140.50	0.00	650,115.54	0.00	0.00	650,115.54	207,208,140.50	36.06%	30.00%
A-4	12591KAE5	4.046000%	355,963,000.00	355,963,000.00	0.00	1,200,188.58	0.00	0.00	1,200,188.58	355,963,000.00	36.06%	30.00%
A-SB	12591KAC9	3.623000%	96,466,000.00	32,300,722.97	2,025,244.99	97,521.27	0.00	0.00	2,122,766.26	30,275,477.98	36.06%	30.00%
A-M	12591KAG0	4.300000%	76,285,000.00	76,285,000.00	0.00	273,354.58	0.00	0.00	273,354.58	76,285,000.00	27.84%	23.63%
B	12591KAH8	4.762000%	79,277,000.00	79,277,000.00	0.00	314,597.56	0.00	0.00	314,597.56	79,277,000.00	19.30%	17.00%
C	12591KAK1	5.062930%	49,361,000.00	49,361,000.00	0.00	208,259.41	0.00	0.00	208,259.41	49,361,000.00	13.98%	12.88%
D	12624SAE9	5.062930%	64,319,000.00	64,319,000.00	0.00	177,249.04	0.00	0.00	177,249.04	64,319,000.00	7.05%	7.50%
E*	12624SAG4	5.062930%	23,932,000.00	23,932,000.00	0.00	0.00	0.00	0.00	0.00	23,932,000.00	4.47%	5.50%
F	12624SAJ8	3.016000%	16,454,000.00	16,454,000.00	0.00	0.00	0.00	0.00	0.00	16,454,000.00	2.70%	4.13%
G	12624SAL3	3.016000%	49,361,377.00	25,013,222.64	0.00	0.00	0.00	(53,299.48)	0.00	25,066,522.12	0.00%	0.00%
V	12624SAN9	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12624SAQ2	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12624SAS8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,196,628,379.01	930,113,086.11	2,025,244.99	2,921,285.98	0.00	(53,299.48)	4,946,530.97	928,141,140.60

X-A	12591KAF2	1.095102%	913,924,000.00	671,756,863.47	0.00	613,035.10	0.00	0.00	613,035.10	669,731,618.48
X-B	12624SAA7	0.123638%	192,957,000.00	192,957,000.00	0.00	19,880.70	0.00	0.00	19,880.70	192,957,000.00
X-C	12624SAC3	1.297883%	89,747,377.00	65,399,222.64	0.00	70,733.76	0.00	0.00	70,733.76	65,452,522.12
Notional SubTotal			1,196,628,377.00	930,113,086.11	0.00	703,649.56	0.00	0.00	703,649.56	928,141,140.60

Deal Distribution Total					2,025,244.99	3,624,935.54	0.00	(53,299.48)	5,650,180.53

*	Denotes the Controlling Class (if required)
(1)	Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and
	dividing the result by (A).
(2)	Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in
	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12591KAA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12591KAB1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12591KAD7	920.92506889	0.00000000	2.88940240	0.00000000	0.00000000	0.00000000	0.00000000	2.88940240	920.92506889
A-4	12591KAE5	1,000.00000000	0.00000000	3.37166666	0.00000000	0.00000000	0.00000000	0.00000000	3.37166666	1,000.00000000
A-SB	12591KAC9	334.84049271	20.99439170	1.01093929	0.00000000	0.00000000	0.00000000	0.00000000	22.00533100	313.84610101
A-M	12591KAG0	1,000.00000000	0.00000000	3.58333329	0.00000000	0.00000000	0.00000000	0.00000000	3.58333329	1,000.00000000
B	12591KAH8	1,000.00000000	0.00000000	3.96833331	0.00000000	0.00000000	0.00000000	0.00000000	3.96833331	1,000.00000000
C	12591KAK1	1,000.00000000	0.00000000	4.21910841	0.00000000	0.00000000	0.00000000	0.00000000	4.21910841	1,000.00000000
D	12624SAE9	1,000.00000000	0.00000000	2.75578041	1.46332794	20.42154247	0.00000000	0.00000000	2.75578041	1,000.00000000
E	12624SAG4	1,000.00000000	0.00000000	0.00000000	4.21910831	93.78190999	0.00000000	0.00000000	0.00000000	1,000.00000000
F	12624SAJ8	1,000.00000000	0.00000000	0.00000000	2.51333354	68.78176431	0.00000000	0.00000000	0.00000000	1,000.00000000
G	12624SAL3	506.73672738	0.00000000	0.00000000	1.27359838	142.55136683	0.00000000	(1.07978106)	0.00000000	507.81650844
V	12624SAN9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12624SAQ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12624SAS8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12591KAF2	735.02486363	0.00000000	0.67077252	0.00000000	0.00000000	0.00000000	0.00000000	0.67077252	732.80887522
X-B	12624SAA7	1,000.00000000	0.00000000	0.10303176	0.00000000	0.00000000	0.00000000	0.00000000	0.10303176	1,000.00000000
X-C	12624SAC3	728.70344322	0.00000000	0.78814292	0.00000000	0.00000000	0.00000000	0.00000000	0.78814292	729.29732665

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	02/01/22 - 02/28/22	30	0.00	650,115.54	0.00	650,115.54	0.00	0.00	0.00	650,115.54	0.00
A-4	02/01/22 - 02/28/22	30	0.00	1,200,188.58	0.00	1,200,188.58	0.00	0.00	0.00	1,200,188.58	0.00
A-SB	02/01/22 - 02/28/22	30	0.00	97,521.27	0.00	97,521.27	0.00	0.00	0.00	97,521.27	0.00
A-M	02/01/22 - 02/28/22	30	0.00	273,354.58	0.00	273,354.58	0.00	0.00	0.00	273,354.58	0.00
B	02/01/22 - 02/28/22	30	0.00	314,597.56	0.00	314,597.56	0.00	0.00	0.00	314,597.56	0.00
C	02/01/22 - 02/28/22	30	0.00	208,259.41	0.00	208,259.41	0.00	0.00	0.00	208,259.41	0.00
D	02/01/22 - 02/28/22	30	1,219,373.40	271,368.84	0.00	271,368.84	94,119.79	0.00	0.00	177,249.04	1,313,493.19
E	02/01/22 - 02/28/22	30	2,143,416.97	100,971.70	0.00	100,971.70	100,971.70	0.00	0.00	0.00	2,244,388.67
F	02/01/22 - 02/28/22	30	1,090,380.76	41,354.39	0.00	41,354.39	41,354.39	0.00	0.00	0.00	1,131,735.15
G	02/01/22 - 02/28/22	30	6,973,665.19	62,866.57	0.00	62,866.57	62,866.57	0.00	0.00	0.00	7,036,531.76
X-A	02/01/22 - 02/28/22	30	0.00	613,035.10	0.00	613,035.10	0.00	0.00	0.00	613,035.10	0.00
X-B	02/01/22 - 02/28/22	30	0.00	19,880.70	0.00	19,880.70	0.00	0.00	0.00	19,880.70	0.00
X-C	02/01/22 - 02/28/22	30	0.00	70,733.76	0.00	70,733.76	0.00	0.00	0.00	70,733.76	0.00
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			11,426,836.32	3,924,248.00	0.00	3,924,248.00	299,312.45	0.00	0.00	3,624,935.54	11,726,148.77

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties		Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	12591KAG0	4.300000%	76,285,000.00	76,285,000.00	0.00	273,354.58		0.00	0.00	273,354.58	76,285,000.00
A-M (PEZ)	NA	N/A	0.01	0.00	0.00	0.00		0.00	0.00	0.00	0.00
B (Cert)	12591KAH8	4.762000%	79,277,000.00	79,277,000.00	0.00	314,597.56		0.00	0.00	314,597.56	79,277,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00		0.00	0.00	0.00	0.00
C (Cert)	12591KAK1	5.062930%	49,361,000.00	49,361,000.00	0.00	208,259.41		0.00	0.00	208,259.41	49,361,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00		0.00	0.00	0.00	0.00
Regular Interest Total			204,923,000.03	204,923,000.00	0.00	796,211.55		0.00	0.00	796,211.55	204,923,000.00

Exchangeable Certificate Details
PEZ	12591KAJ4	N/A	0.01	0.00	0.00	0.00		0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00		0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 5 of 29

	Additional Information
Total Available Distribution Amount (1)	5,650,180.53
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,739,843.11	Master Servicing Fee	67,797.07
Interest Reductions due to Nonrecoverability Determination	(61,076.69)	Certificate Administrator Fee	2,445.16
Interest Adjustments	0.00	Trustee Fee	303.84
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	361.71
ARD Interest	0.00	Operating Advisor Fee	1,953.82
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	258,229.87	Total Fees	72,861.61
Total Interest Collected	3,936,996.29

Principal		Expenses/Reimbursements
Scheduled Principal	1,971,945.58	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	196,814.92
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	42,384.19
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	53,299.48	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	2,025,245.06	Total Expenses/Reimbursements	239,199.11

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,624,935.54
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	2,025,244.99
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,650,180.53
Total Funds Collected	5,962,241.35	Total Funds Distributed	5,962,241.25

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	930,113,086.11	930,113,086.11	Beginning Certificate Balance	930,113,086.11
(-) Scheduled Principal Collections	1,971,945.58	1,971,945.58	(-) Principal Distributions	2,025,244.99
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	(53,299.48)
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	(53,299.48)
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	(53,299.48)	(53,299.48)	Current Period WODRA¹	0.00
(-) Other Adjustments²	(0.07)	(0.07)	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	928,141,140.60	928,141,140.60	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	934,313,658.59	934,313,658.59	Ending Certificate Balance	928,141,140.60
Ending Actual Collateral Balance	932,763,539.17	932,763,539.17

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.06%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	16	215,376,348.34	23.21%	17	5.2356	NAP	Defeased	16	215,376,348.34	23.21%	17	5.2356	NAP
9,999,999 or Less	20	97,683,728.15	10.52%	18	5.3429	1.661675	1.39 or less	19	525,774,924.74	56.65%	19	5.1207	0.849632
10,000,000 to 24,999,999	8	117,981,987.98	12.71%	19	5.5198	1.198403	1.40 to 1.44	1	2,569,492.77	0.28%	18	5.0800	1.441600
25,000,000 to 39,999,999	2	74,265,315.68	8.00%	19	5.2433	0.818831	1.45 to 1.54	2	71,096,868.11	7.66%	20	5.1783	1.533928
40,000,000 to 59,999,999	3	147,498,507.25	15.89%	18	4.6446	2.774127	1.55 to 1.64	2	10,237,133.98	1.10%	19	5.2378	1.584660
60,000,000 to 69,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.65 to 1.74	1	2,813,838.20	0.30%	19	5.4125	1.699000
70,000,000 or Greater	2	275,335,253.20	29.67%	19	5.1680	0.732048	1.75 to 1.84	1	3,954,635.61	0.43%	17	5.3800	1.790700
Totals	51	928,141,140.60	100.00%	18	5.1697	1.360705	1.85 to 1.99	1	4,193,456.88	0.45%	19	5.3600	1.862700
							2.00 or greater	8	92,124,441.97	9.93%	19	5.2580	4.123603
							Totals	51	928,141,140.60	100.00%	18	5.1697	1.360705
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	42	215,376,348.34	23.21%	17	5.2356	NAP	Wisconsin	3	7,695,577.68	0.83%	19	5.4031	3.189932
Alabama	2	4,000,680.84	0.43%	19	5.1377	3.553482	Totals	108	928,141,140.60	100.00%	18	5.1697	1.360705
Arizona	3	3,824,071.69	0.41%	19	5.1248	6.005800
									Property Type³
California	1	6,501,745.20	0.70%	19	5.0475	1.553900
Colorado	1	1,160,111.64	0.12%	19	5.1248	6.005800		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Connecticut	1	5,343,224.11	0.58%	19	5.2340	1.386300		Properties	Balance	Agg. Bal.			DSCR¹
Florida	8	19,683,376.60	2.12%	19	5.2084	3.923547	Defeased	42	215,376,348.34	23.21%	17	5.2356	NAP
Georgia	6	81,193,113.07	8.75%	17	4.3235	1.521225	Industrial	1	6,742,417.98	0.73%	17	5.4975	3.006100
Illinois	3	153,931,206.75	16.58%	20	5.0767	0.418415	Lodging	4	45,159,758.63	4.87%	19	5.6986	1.552011
Indiana	2	7,864,167.93	0.85%	19	5.3775	1.381280	Mixed Use	3	59,653,208.64	6.43%	20	5.1398	1.586234
Kansas	1	7,617,801.21	0.82%	19	5.2280	2.060100	Mobile Home Park	1	2,813,838.20	0.30%	19	5.4125	1.699000
Louisiana	5	33,040,741.28	3.56%	19	5.2744	1.104580	Multi-Family	4	18,362,513.62	1.98%	18	5.5633	1.416552
Maryland	2	4,803,781.85	0.52%	18	5.1008	3.564457	Office	6	224,304,030.91	24.17%	19	5.1603	0.509306
Michigan	2	1,718,683.92	0.19%	19	5.1248	6.005800	Retail	20	312,761,926.57	33.70%	18	5.0341	1.237981
Nevada	3	140,185,808.36	15.10%	18	5.2478	1.211449	Self Storage	27	42,967,097.71	4.63%	19	5.1248	6.005800
New Hampshire	2	87,212,822.15	9.40%	20	5.0612	1.312949	Totals	108	928,141,140.60	100.00%	18	5.1697	1.360705
New Jersey	1	2,921,762.65	0.31%	19	5.1248	6.005800
New York	2	24,462,971.10	2.64%	20	5.3723	2.104331
North Carolina	4	8,978,298.07	0.97%	19	5.2611	3.715065
Ohio	1	2,813,838.20	0.30%	19	5.4125	1.699000
Pennsylvania	2	13,279,055.39	1.43%	19	5.4257	1.250051
Texas	6	25,279,665.87	2.72%	18	5.4058	2.265603
Washington	2	8,391,495.19	0.90%	17	5.4243	3.595594
Washington, DC	1	35,609,429.12	3.84%	17	5.4640	0.596000
West Virginia	2	25,251,362.39	2.72%	19	6.4419	0.658903

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	16	215,376,348.34	23.21%	17	5.2356	NAP	Defeased	16	215,376,348.34	23.21%	17	5.2356	NAP
	4.0000% or less	1	55,974,473.95	6.03%	16	3.9000	1.361500	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.9999%	2	25,614,797.96	2.76%	19	4.9831	0.911286	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% to 5.2499%	13	324,412,210.67	34.95%	20	5.1005	1.540456	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.2500% or greater	19	306,763,309.68	33.05%	18	5.4438	1.225580	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	51	928,141,140.60	100.00%	18	5.1697	1.360705	49 months or greater	35	712,764,792.26	76.79%	19	5.1498	1.368274
								Totals	51	928,141,140.60	100.00%	18	5.1697	1.360705
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	16	215,376,348.34	23.21%	17	5.2356	NAP	Defeased	16	215,376,348.34	23.21%	17	5.2356	NAP
	60 months or less	35	712,764,792.26	76.79%	19	5.1498	1.368274	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
61 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	61 months to 120 months	0	0.00	0.00%	0	0.0000	0.000000
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	121 months or more	35	712,764,792.26	76.79%	19	5.1498	1.368274
	Totals	51	928,141,140.60	100.00%	18	5.1697	1.360705	Totals	51	928,141,140.60	100.00%	18	5.1697	1.360705
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	16	215,376,348.34	23.21%	17	5.2356	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	33	681,284,142.12	73.40%	19	5.1200	1.346640
	13 months to 24 months	1	19,094,660.68	2.06%	20	5.4410	2.306200
	25 months or greater	1	12,385,989.46	1.33%	19	6.3400	1.112300
	Totals	51	928,141,140.60	100.00%	18	5.1697	1.360705
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	656100156	OF	Chicago	IL	Actual/360	5.086%	545,368.59	267,766.17	0.00	N/A	11/06/23	--	137,866,335.50	137,598,569.40	10/06/21
2	300981002	RT	Las Vegas	NV	Actual/360	5.250%	563,393.77	237,301.60	0.00	N/A	09/06/23	--	137,973,985.40	137,736,683.80	03/06/22
3	300981003	OF	Berwyn	PA	Actual/360	5.110%	247,707.76	121,916.24	0.00	N/A	06/06/23	--	62,325,127.78	62,203,211.54	03/06/22
4	300981004	RT	Savannah	GA	Actual/360	3.900%	170,131.61	112,869.31	0.00	N/A	07/01/23	--	56,087,343.26	55,974,473.95	03/01/22
5	300981005	MU	Salem	NH	Actual/360	5.078%	192,174.41	100,288.91	0.00	N/A	11/06/23	--	48,657,224.50	48,556,935.59	03/06/22
6	300981006	SS	Various	Various	Actual/360	5.125%	171,665.82	100,571.51	0.00	10/06/23	10/06/33	--	43,067,669.22	42,967,097.71	03/06/22
7	300981007	RT	Nashua	NH	Actual/360	5.040%	151,886.95	90,784.06	0.00	N/A	11/06/23	--	38,746,670.62	38,655,886.56	03/06/22
8	300981008	OF	Washington	DC	Actual/360	5.464%	151,637.07	71,748.22	0.00	N/A	08/06/23	--	35,681,177.34	35,609,429.12	10/06/20
10	300981010	MF	Liverpool	NY	Actual/360	5.430%	104,495.06	56,075.34	0.00	N/A	10/06/23	--	24,742,319.23	24,686,243.89	03/06/22
11	300981011	RT	Various	Various	Actual/360	5.394%	94,785.79	51,122.96	0.00	N/A	11/06/23	--	22,591,055.48	22,539,932.52	03/06/22
12	300981012	MF	Rincon	GA	Actual/360	5.223%	95,274.33	47,856.10	0.00	N/A	07/06/23	--	23,455,350.90	23,407,494.80	03/06/22
15	300981015	LO	New York	NY	Actual/360	5.441%	80,988.93	43,111.49	0.00	N/A	11/06/23	--	19,137,772.17	19,094,660.68	09/06/21
16	300981016	MF	Houston	TX	Actual/360	5.050%	72,592.52	36,193.61	0.00	N/A	07/06/23	--	18,481,829.89	18,445,636.28	03/06/22
17	300981017	OF	New Orleans	LA	Actual/360	5.213%	62,126.12	35,478.17	0.00	N/A	10/06/23	--	15,324,016.17	15,288,538.00	03/06/22
19	300981019	RT	Frisco	TX	Actual/360	5.473%	63,638.80	33,735.12	0.00	N/A	07/06/23	--	14,948,627.40	14,914,892.28	03/06/22
20	656100149	OF	Chicago	IL	Actual/360	4.985%	57,448.02	30,976.35	0.00	N/A	10/06/23	--	14,816,798.18	14,785,821.83	03/06/22
21	300981021	LO	Morgantown	WV	Actual/360	6.540%	65,641.26	39,200.28	0.00	N/A	10/06/23	--	12,904,573.21	12,865,372.93	04/06/17
22	300981022	MF	Lancaster	PA	Actual/360	5.013%	54,320.02	27,393.03	0.00	N/A	07/06/23	--	13,933,172.88	13,905,779.85	03/06/22
23	300981023	RT	Elkview	WV	Actual/360	6.340%	0.00	0.00	0.00	N/A	10/06/23	--	12,385,989.46	12,385,989.46	07/06/18
24	300981024	SS	Saint Thomas	VI	Actual/360	5.033%	35,291.75	48,754.32	0.00	N/A	09/06/23	--	9,015,518.06	8,966,763.74	03/06/22
25	300981025	OF	Kennesaw	GA	Actual/360	4.981%	42,048.04	25,709.22	0.00	N/A	10/06/23	--	10,854,685.35	10,828,976.13	03/06/22
26	300981026	OF	Irving	TX	Actual/360	5.470%	43,456.26	21,623.18	0.00	N/A	10/06/23	--	10,214,319.61	10,192,696.43	03/06/22
27	300981027	MH	Orion	MI	Actual/360	5.505%	42,827.99	22,503.83	0.00	N/A	07/06/23	--	10,002,645.20	9,980,141.37	03/06/22
28	656100151	MF	Boise	ID	Actual/360	5.230%	40,215.40	21,437.65	0.00	N/A	10/06/23	--	9,886,331.32	9,864,893.67	03/06/22
29	300981029	MF	East Lansing	MI	Actual/360	5.400%	35,523.76	19,225.49	0.00	N/A	10/06/23	--	8,458,038.60	8,438,813.11	03/06/22
31	300981031	LO	Dodge City	KS	Actual/360	5.228%	31,080.28	25,725.02	0.00	N/A	10/06/23	--	7,643,526.23	7,617,801.21	03/06/22
33	300981033	RT	San Diego	CA	Actual/360	5.048%	25,664.62	35,624.27	0.00	N/A	10/06/23	--	6,537,369.47	6,501,745.20	03/06/22
34	300981034	MU	Philadelphia	PA	Actual/360	5.529%	33,168.81	15,250.70	0.00	N/A	10/06/23	--	7,712,382.28	7,697,131.58	03/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
35	300981035	RT	Harvey	LA	Actual/360	5.247%	30,333.19	15,208.29	0.00	N/A	09/06/23	--	7,432,783.81	7,417,575.52	03/06/22
36	300981036	IN	Kirkland	WA	Actual/360	5.497%	28,895.22	15,380.09	0.00	N/A	08/06/23	--	6,757,798.07	6,742,417.98	03/06/22
39	300981039	LO	York	PA	Actual/360	5.282%	23,011.07	18,770.01	0.00	N/A	10/06/23	--	5,600,693.82	5,581,923.81	03/06/22
40	300981040	MF	Atlanta	GA	Actual/360	5.537%	24,321.34	12,738.02	0.00	N/A	09/06/23	--	5,647,005.39	5,634,267.37	03/06/22
41	300981041	RT	Plainfield	CT	Actual/360	5.234%	21,802.04	12,373.17	0.00	N/A	10/06/23	--	5,355,597.28	5,343,224.11	03/06/22
43	300981043	MF	Midland	TX	Actual/360	5.620%	22,793.60	11,726.85	0.00	N/A	08/06/23	--	5,214,601.20	5,202,874.35	03/06/22
44	300981044	MF	Houston	TX	Actual/360	5.380%	20,840.20	11,465.72	0.00	N/A	08/06/23	--	4,980,397.92	4,968,932.20	03/06/22
45	300981045	RT	New York	NY	Actual/360	5.128%	21,448.40	9,325.54	0.00	N/A	10/06/23	--	5,377,635.96	5,368,310.42	03/06/22
46	300981046	RT	Aberdeen	NC	Actual/360	5.305%	14,644.83	8,143.18	0.00	N/A	10/06/23	--	3,549,306.02	3,541,162.84	03/06/22
46A	300981111				Actual/360	5.305%	4,101.29	2,280.50	0.00	N/A	10/06/23	--	993,983.29	991,702.79	03/06/22
49	300981049	RT	Avon	IN	Actual/360	5.360%	17,522.04	9,591.23	0.00	N/A	10/06/23	--	4,203,048.11	4,193,456.88	03/06/22
50	300981050	RT	Lone Tree	CO	Actual/360	5.422%	17,416.91	9,321.07	0.00	N/A	11/06/23	--	4,130,057.31	4,120,736.24	03/06/22
51	300981051	MH	Essexville	MI	Actual/360	5.550%	17,854.54	9,264.64	0.00	N/A	08/06/23	--	4,136,187.69	4,126,923.05	03/06/22
52	407000221	RT	Decatur	GA	Actual/360	5.569%	16,232.50	12,205.39	0.00	N/A	11/06/23	--	3,747,594.17	3,735,388.78	03/06/22
54	300981054	MF	Pasadena	TX	Actual/360	5.380%	16,586.14	9,125.25	0.00	N/A	08/06/23	--	3,963,760.86	3,954,635.61	03/06/22
55	656100154	MH	McDonough	GA	Actual/360	5.380%	16,507.95	8,984.93	0.00	N/A	10/06/23	--	3,945,076.44	3,936,091.51	03/06/22
56	656100147	MU	Birmingham	AL	Actual/360	5.140%	13,635.22	11,557.75	0.00	N/A	10/06/23	--	3,410,699.22	3,399,141.47	03/06/22
57	300981057	RT	Indianapolis	IN	Actual/360	5.397%	15,445.17	8,413.26	0.00	N/A	09/06/23	--	3,679,124.31	3,670,711.05	03/06/22
58	300981058	MF	Whitewater	WI	Actual/360	5.724%	15,933.60	7,926.51	0.00	N/A	09/06/23	--	3,578,662.80	3,570,736.29	03/06/22
59	300981059	RT	Live Oak	FL	Actual/360	5.100%	12,436.59	7,381.08	0.00	N/A	09/06/23	--	3,135,273.79	3,127,892.71	03/06/22
61	300981061	MH	Perrysburg	OH	Actual/360	5.412%	11,872.43	6,402.69	0.00	N/A	10/06/23	--	2,820,240.89	2,813,838.20	03/06/22
62	300981062	RT	Bel Air	MD	Actual/360	5.080%	10,176.36	6,075.28	0.00	N/A	09/06/23	--	2,575,568.05	2,569,492.77	03/06/22
63	300981063	RT	Gulfport	FL	Actual/360	5.513%	10,402.05	8,042.98	0.00	N/A	09/06/23	--	2,426,135.00	2,418,092.02	03/06/22
Totals							3,678,766.42	1,971,945.58	0.00				930,113,086.11	928,141,140.60
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	9,434,542.00	0.00	--	--	03/07/22	0.00	0.00	802,004.35	4,007,666.28	4,671,326.11	0.00
2	42,649,559.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4	12,515,843.00	9,302,963.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	5,702,290.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	16,068,307.40	19,730,992.32	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	99.71	0.00
7	3,155,310.03	2,386,135.82	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,484,387.00	1,303,193.00	01/01/21	09/30/21	03/07/22	31,685,782.91	1,961,246.42	88,249.39	2,025,165.77	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	2,929,201.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	3,732,696.00	3,662,479.00	07/01/19	06/30/20	03/07/22	2,309,404.30	28,889.16	112,700.07	703,446.44	62,468.45	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	2,274,286.00	715,729.07	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,957,371.47	562,700.61	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	(153,229.00)	292,276.00	01/01/21	09/30/21	03/07/22	11,091,706.47	2,602,230.72	48,242.59	3,509,913.30	29,699.95	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	1,354,993.00	616,994.00	01/01/16	06/30/16	03/07/22	2,722,218.08	515,501.34	(999.96)	920,918.44	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	1,609,515.00	979,317.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	956,595.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	1,564,254.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,169,069.00	899,214.50	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	760,390.68	533,313.73	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
35	986,016.58	384,794.26	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,412,888.97	830,948.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	353,221.65	755,921.85	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,013,924.00	1,185,166.00	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	616,686.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	432,525.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	514,366.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	889,400.00	882,084.12	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	636,528.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	604,218.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	592,514.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	687,586.82	756,059.37	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	288,916.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	8,152.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	541,393.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	382,154.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	281,160.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	120,407,037.36	45,780,281.81				47,809,111.76	5,107,867.64	1,050,196.43	11,167,110.23	4,763,594.22	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/11/22	0	0.00	0	0.00	5	217,554,021.59	1	12,385,989.46	2	48,474,802.05	0	0.00	0	0.00	0	0.00	5.169670%	5.016219%	18
02/11/22	0	0.00	0	0.00	5	217,975,847.68	1	12,385,989.46	2	48,585,750.55	0	0.00	0	0.00	0	0.00	5.169661%	5.016217%	19
01/12/22	0	0.00	1	138,074,756.60	4	80,231,014.32	1	12,385,989.46	2	48,672,979.16	0	0.00	0	0.00	0	0.00	5.169647%	5.016209%	20
12/10/21	1	138,282,268.80	1	19,206,159.39	3	61,145,759.40	1	12,385,989.46	3	48,759,769.94	1	7,688,015.57	0	0.00	1	9,119,829.78	5.169633%	5.016201%	21
11/15/21	1	19,243,008.80	0	0.00	4	82,266,833.23	1	12,385,989.46	3	69,880,843.77	0	0.00	0	0.00	0	0.00	5.174182%	5.016285%	22
10/13/21	0	0.00	0	0.00	4	82,387,379.72	1	12,385,989.46	3	70,001,390.26	0	0.00	0	0.00	0	0.00	5.174167%	5.052493%	23
09/13/21	1	19,313,322.16	0	0.00	4	82,518,266.14	1	12,385,989.46	3	70,132,276.68	0	0.00	0	0.00	0	0.00	5.174155%	5.052480%	25
08/12/21	0	0.00	0	0.00	4	82,637,580.85	1	12,385,989.46	3	70,251,591.39	0	0.00	0	0.00	0	0.00	5.174140%	5.052466%	26
07/12/21	0	0.00	0	0.00	4	82,756,310.85	1	12,385,989.46	3	70,370,321.39	0	0.00	1	1,188,378.64	0	0.00	5.174126%	5.052451%	27
06/11/21	0	0.00	0	0.00	5	102,301,588.03	1	12,385,989.46	3	70,499,458.31	0	0.00	0	0.00	0	0.00	5.174207%	5.052629%	28
05/12/21	0	0.00	0	0.00	5	102,452,079.22	1	12,385,989.46	3	70,616,974.13	0	0.00	0	0.00	0	0.00	5.174192%	5.052613%	29
04/12/21	1	3,641,455.01	0	0.00	5	102,615,799.53	1	12,385,989.46	3	70,744,941.66	0	0.00	0	0.00	0	0.00	5.174178%	5.052598%	30
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	656100156	10/06/21	4	6	802,004.35	4,007,666.28	4,685,330.11	138,713,980.40	11/02/21	13
8	300981008	10/06/20	16	6	88,249.39	2,025,165.77	674.98	36,577,166.59	07/11/18	7			03/14/19
15	300981015	09/06/21	5	6	112,700.07	703,446.44	133,784.22	19,313,322.16	04/01/21	2
21	300981021	04/06/17	58	6	48,242.59	3,509,913.30	974,096.61	14,559,226.84	04/28/17	7			06/14/18
23	300981023	07/06/18	43	6	(999.96)	920,918.44	5,381,230.28	13,012,724.16	08/02/16	3	01/24/17	01/24/17
Totals					1,050,196.43	11,167,110.23	11,175,116.20	222,176,420.15
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		885,174,043	667,620,021	156,693,230		60,860,792
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		42,967,098	42,967,098		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-22	928,141,141	710,587,119	0	0	169,079,220	48,474,802
Feb-22	930,113,086	712,137,238	0	0	169,390,097	48,585,751
Jan-22	931,683,897	713,378,126	0	138,074,757	80,231,014	0
Dec-21	933,247,758	714,613,570	138,282,269	19,206,159	12,385,989	48,759,770
Nov-21	955,963,142	854,453,300	19,243,009	0	12,385,989	69,880,844
Oct-21	957,547,274	875,159,894	0	0	12,385,989	70,001,390
Sep-21	959,259,477	857,427,889	19,313,322	0	12,385,989	70,132,277
Aug-21	960,834,680	878,197,099	0	0	12,385,989	70,251,591
Jul-21	962,397,237	879,640,926	0	0	12,385,989	70,370,321
Jun-21	965,292,343	862,990,755	0	0	31,802,130	70,499,458
May-21	966,835,072	864,382,993	0	0	31,835,105	70,616,974
Apr-21	968,507,382	862,250,127	3,641,455	0	31,870,858	70,744,942
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	656100156	137,598,569.40	138,713,980.40	347,000,000.00	06/21/17	6,147,995.00	0.33750	12/31/21	11/06/23	259
8	300981008	35,609,429.12	36,577,166.59	7,300,000.00	11/01/21	1,198,418.00	0.59600	09/30/21	08/06/23	259
15	300981015	19,094,660.68	19,313,322.16	19,300,000.00	06/21/21	3,434,532.00	2.30620	06/30/20	11/06/23	259
21	300981021	12,865,372.93	14,559,226.84	10,200,000.00	11/02/21	209,913.00	0.22240	09/30/21	10/06/23	198
23	300981023	12,385,989.46	13,012,724.16	18,200,000.00	05/20/13	566,270.00	1.11230	06/30/16	10/06/23	258
Totals		217,554,021.59	222,176,420.15	402,000,000.00		11,557,128.00

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	656100156	OF	IL	11/02/21	13
Loan transferred to Special Servicer on 11-02-2021 due to Imminent Monetary Default and subsequent default for the 11-06-2021 payment. Property is a 1.45MM SF Class A, 22-story office building w/ ground floor retail located in the Chicago
CBD. The Propert y occupies an entire city block with frontage on four streets and lobby entrances at the north and south ends of the building on West Jackson Boulevard and West Quincy Street. The Property's layout consists of 21 office levels, a ground floor that include s grade retail and a subterranean garage with 200 parking spots. Property is currently 63% occupied.

8	300981008	OF	DC	07/11/18	7
REO Title Date:3/14/19: The Property is comprised of Class A office building in the Georgetown submarket of Washington D.C. Part of 2-building office/resi condo complex. Each floor of the subject building counts as 1 commercial condo unit.
	Floors 1-5 are	commercial, the 6th is resi. Commercial owner has right to appoint 3 of 5 condo board seats. The south building owned/occupied by the Embassy of Sweden. Amenities: fitness center, 2 underground parking garages, private shuttle bus service for subject ten ants to and from metro and full time concierge/security. There is a ground lease with approx. 93 yrs. remaining . As of 2/25/22, the property is approx. 82.6% occupied. Currently holding approx. $600K in excess cash for capex repairs and anticipated leasi ng costs. Current appraisal does not reflect current market conditions and expectations and therefore valuation deemed high. Crossed with or is companion Loan to: None. Deferred
Maintenance/Repair Issues: soffit around building has been replace. Leasing Summary: None. Marketing Summary: Working with a third party to purchase the property.
15	300981015	LO	NY	04/01/21	2
The Property is an independent limited-service 12-story boutique hotel comprised of 72 rooms and is situated on a 0.05-acre parcel. Subject property also features a 2,200 sq ft ground floor retail space and is located at 62 Madison Avenue, New
York, NY. T he Property has union labor. The Property was operating as a homeless shelter for the last 3 years due to a month to month contract with the DHS to rent out 100% of the hotel. DHS left at the end of 2020 and the property is now struggling to backfill the hotel. Performance has been impacted due to COVID-19. The file transferred SS on 04-01-2021 due to Delinquent Payments. The Property remains closed. Counsel has been engaged to begin enforemement actions.
Discussions with Borrower remain ongoing.
21	300981021	LO	WV	04/28/17	7
REO Title Date: 6/14/18. Description of Collateral: Property is flagged as a Hilton Garden Inn, operating under a Comfort Letter with the current Franchise Agreement expiring 5/31/30. The property is a 5-story, 118 room, full-service hotel built in
2007 on 14 acres with 1950 sq. ft. of meeting space, conveniently located in the Suncrest Towne Center in Morgantown, WV, close to shopping and restaurants. Convenient access to Mylan Pharmaceutical, West Virginia University, Ruby
Memorial Hospital and Mon Gen eral Hospital. Other amenities include complimentary Wi-Fi, business center, fitness center, outdoor deck, swimming pool and spa. We also offer guest laundry, dry cleaning service and 24 hour pantry. Crossed
	with or is a Companion Loan to: No. Deferred			Maintenance / Repair Issues: completed the Project Grow Lobby Renovation @ $445K and mattresses @ $77K. Feb 2022 operating results: Occup 57.6%, ADR $98.01, Revpar $56.42. All >100%
penatration from comp set. Marketing Summary: Asset will be included in April Gen I Auction, 4/13/2022
23	300981023	RT	WV	08/02/16	3
Lender was monitoring the Loan, which subsequently transferred for imminent default due cash flow issues, lockbox issues and collateral issues. The subject is a retail property located in Elkview, WV. There is a main road with a bridge that leads to the s ubject which washed away due to a flood. The center was closed, due to lack of access. Lender engaged counsel and commenced discussions wih the Borrower. Lender filed emergency motion for receiver on 10/21/16. Receiver was appointed. Borrower filed bankru ptcy at the foreclosure sale on 1/24/17. Lender filed a motion for stay relief. Borrower filed an amended plan, which included DIP financing that primed Lender's lien for construction of the bridge. Several tenants,
	including Kmart, filed proofs of claim		and several individuals filed class action claims. Tara filed a bankruptcy plan and Lender filed a competing plan. Kroger and Kmart returned to the center, which is open and operating, however Kmart went dark after renewing its lease. Judge confirmed Borr ower's plan. Judge has ruled that Borrower's initial plan interest rate will prevail. Non-Borrower litigation remains ongoing, Judge issued ruling in the bankruptcy case which does away with the original Loan agreement as well as cash management. Counsel for the Trust is reviewing the decisions.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care		MU - Mixed Use			WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family		SS - Self Storage			LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail		SF - Single Family Rental			98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial		OF - Office			MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities		CH - Cooperative Housing			ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	300981002		0.00 5.25000%		0.00 5.25000%	9	08/05/20	07/31/20	--
31	300981031		0.00 5.22800%		0.00 5.22800%	8	09/21/21	10/06/21	12/06/21
Totals			0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
13	300981013	12/10/21	21,026,953.82	11,350,000.00	15,651,000.00	5,415,375.91	14,573,170.05	9,157,794.14	11,869,159.68	0.00	0.00	11,869,159.68	50.29%
18	300981018	01/10/20	12,196,756.89	8,800,000.00	10,832,805.65	4,210,283.29	10,832,805.65	6,622,522.36	5,574,234.53	0.00	20,824.53	5,553,410.00	31.28%
38	300981038	12/12/19	6,488,855.68	4,500,000.00	5,420,085.13	2,222,347.07	4,687,477.61	2,465,130.54	4,023,725.14	53,299.48	158,839.22	3,864,885.92	52.51%
47	300981047	01/10/20	4,228,975.56	2,600,000.00	3,699,784.96	1,401,947.21	3,572,792.43	2,170,845.22	2,058,130.34	0.00	23,799.08	2,034,331.26	38.93%
60	300981060	01/10/20	2,845,342.23	1,600,000.00	2,844,045.35	898,527.38	2,754,457.73	1,855,930.35	989,411.88	0.00	16,543.26	972,868.62	27.02%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			46,786,884.18	28,850,000.00	38,447,721.09	14,148,480.86	36,420,703.47	22,272,222.61	24,514,661.57	53,299.48	220,006.09	24,294,655.48

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	12/12/19	0.00	0.00	0.00	(4,357.04)	0.00	4,357.04	0.00	0.00	4,357.04
13	300981013	12/10/21	0.00	0.00	11,869,159.68	0.00	0.00	11,869,159.68	0.00	0.00	11,869,159.68
18	300981018	08/12/21	0.00	0.00	5,553,410.00	0.00	0.00	239.16	0.00	0.00	5,553,610.00
		06/11/21	0.00	0.00	5,553,170.84	0.00	0.00	190.32	0.00	0.00
		03/12/21	0.00	0.00	5,552,980.52	0.00	0.00	(17,790.78)	0.00	0.00
		01/12/21	0.00	0.00	5,570,771.30	0.00	0.00	104.22	0.00	0.00
		11/13/20	0.00	0.00	5,570,667.08	0.00	0.00	263.29	0.00	0.00
		07/10/20	0.00	0.00	5,570,403.79	0.00	0.00	353.57	0.00	0.00
		06/12/20	0.00	0.00	5,570,250.22	0.00	0.00	(4,115.31)	0.00	0.00
		02/12/20	0.00	0.00	5,574,365.53	0.00	0.00	131.00	0.00	0.00
		01/10/20	0.00	0.00	5,574,234.53	0.00	0.00	5,574,234.53	0.00	0.00
38	300981038	03/11/22	0.00	0.00	3,864,885.92	0.00	0.00	(53,299.48)	0.00	0.00	3,864,885.92
		09/13/21	0.00	0.00	3,918,185.40	0.00	0.00	239.16	0.00	0.00
		06/11/21	0.00	0.00	3,917,946.24	0.00	0.00	243.82	0.00	0.00
		03/12/21	0.00	0.00	3,917,702.42	0.00	0.00	(7,524.80)	0.00	0.00
		01/12/21	0.00	0.00	3,925,227.22	0.00	0.00	34.22	0.00	0.00
		12/11/20	0.00	0.00	3,925,193.00	0.00	0.00	70.00	0.00	0.00
		10/13/20	0.00	0.00	3,925,123.00	0.00	0.00	(13,750.11)	0.00	0.00
		08/12/20	0.00	0.00	3,938,873.11	0.00	0.00	288.28	0.00	0.00
		07/10/20	0.00	0.00	3,938,584.83	0.00	0.00	(80,640.31)	0.00	0.00
		06/12/20	0.00	0.00	4,019,225.14	0.00	0.00	(4,725.67)	0.00	0.00
		03/12/20	0.00	0.00	4,023,950.81	0.00	0.00	186.67	0.00	0.00
		01/10/20	0.00	0.00	4,023,764.14	0.00	0.00	39.00	0.00	0.00
		12/12/19	0.00	0.00	4,023,725.14	0.00	0.00	4,023,725.14	0.00	0.00
47	300981047	08/12/21	0.00	0.00	2,034,331.26	0.00	0.00	239.16	0.00	0.00	1,958,027.78
		06/11/21	0.00	0.00	2,034,092.10	0.00	0.00	155.32	0.00	0.00
		03/12/21	0.00	0.00	2,033,936.78	0.00	0.00	(5,740.33)	0.00	0.00
		01/12/21	0.00	0.00	2,039,677.11	0.00	0.00	104.22	0.00	0.00
		07/10/20	0.00	0.00	2,039,572.89	0.00	0.00	353.57	0.00	0.00
		06/12/20	0.00	0.00	2,039,219.32	0.00	0.00	(19,079.52)	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
47	300981047	02/12/20	0.00	0.00	2,058,298.84	0.00	0.00	168.50	0.00	0.00
		01/10/20	0.00	0.00	2,058,130.34	0.00	0.00	2,058,130.34	0.00	(76,303.48)
60	300981060	02/11/22	0.00	0.00	972,868.62	0.00	0.00	(3,552.82)	0.00	0.00	953,808.30
		01/12/21	0.00	0.00	976,421.44	0.00	0.00	104.22	0.00	0.00
		07/10/20	0.00	0.00	976,317.22	0.00	0.00	153.57	0.00	0.00
		06/12/20	0.00	0.00	976,163.65	0.00	0.00	(13,416.73)	0.00	0.00
		02/12/20	0.00	0.00	989,580.38	0.00	0.00	168.50	0.00	0.00
		01/10/20	0.00	0.00	989,411.88	0.00	0.00	989,411.88	0.00	(19,060.32)
Current Period Totals			0.00	0.00	0.00	0.00	0.00	(53,299.48)	0.00	0.00	(53,299.48)
Cumulative Totals			0.00	0.00	24,294,655.48	(4,357.04)	0.00	24,299,212.52	0.00	(95,363.80)	24,203,848.72

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	26,807.34	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	6,938.01	0.00	0.00	131,700.20	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	3,721.23	0.00	0.00	9,557.60	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	2,509.22	0.00	0.00	55,557.12	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	2,408.39	0.00	0.00	0.00	0.00	61,076.69	0.00	0.00	0.00	0.00
Total	0.00	0.00	42,384.19	0.00	0.00	196,814.92	0.00	61,076.69	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		300,275.80

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		Supplemental Notes
March 2022 Disclosable Special Servicer Fees

Fee Type		Fee Amount for Current Period
Special Servicer Compensation (CREFC)
SS Fee	M300981008	$23,304
TOTAL DISCLOSABLE SPECIAL SERVICER FEES		$23,304

© 2021 Computershare. All rights reserved. Confidential.			Page 29 of 29